Segment information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment information
Number of reportable segment	1
Product revenues
Product revenues	$ 690,057,249	$ 226,291,723
Other revenues	2,055,715	851,153
Total net revenues	692,112,964	227,142,876	32,582,115
Apparel
Product revenues
Product revenues	296,463,332	92,954,694
Shoes and bags
Product revenues
Product revenues	84,801,417	31,673,858
Cosmetics
Product revenues
Product revenues	75,221,908	27,261,876
Sportswear and sporting goods
Product revenues
Product revenues	70,721,110	26,652,998
Home goods and other lifestyle products
Product revenues
Product revenues	68,810,873	17,893,172
Other goods
Product revenues
Product revenues	$ 94,038,609	$ 29,855,125